Contents of Significant Accounts - Financial Liabilities at Fair Value through Profit or Loss, Current (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Current Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities at fair value through profit or loss, current	$ 2,380,599	$ 85,818	$ 2,326
Embedded derivatives in exchangeable bonds [Member]
Current Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities at fair value through profit or loss, current	2,380,599
Forward contract [member]
Current Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities at fair value through profit or loss, current	$ 0		$ 2,326